Retirement Benefit Plan - Summary of Forecast Life Expectancies for BTPS Members Aged 60 (Detail)	1 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2014	Mar. 31, 2018	Mar. 31, 2017
Male in Lower Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	25 years 10 months 25 days	26 years 1 month 6 days	25 years 9 months 18 days	26 years 2 months 12 days
Male in Medium Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	27 years 2 months 12 days	27 years 6 months	27 years 1 month 6 days	27 years 6 months
Male in Higher Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	28 years 7 months 6 days	29 years	28 years 6 months	28 years 10 months 25 days
Female in Lower Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	28 years 7 months 6 days	28 years 10 months 24 days	28 years 6 months	28 years 10 months 25 days
Female in Higher Pay Bracket [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	28 years 10 months 25 days	29 years 2 months 12 days	28 years 8 months 12 days	29 years 2 months 12 days
Average Improvement for a Member Retiring at Age 60 in 10 Years Time [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Number of years	10 months 25 days	1 year 3 months 18 days	8 months 12 days	1 year